Contingencies and Commitments (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum obligations for operating leases
2013	52,514
2014	40,990
2015	40,688
2016	34,697
2017	574
Total	169,463
Rent expense	23,357	14,992	17,786
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	496,390